VANECK CHINEXT ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (unaudited)
1
BRF
Number
of Shares Value
COMMON STOCKS: 100.0%
Capital Goods : 34.2%
Beijing Easpring Material
Technology Co. Ltd. 16,400 $ 99,905
Contemporary Amperex
Technology Co. Ltd. 104,400 3,678,182
Dongguan Yiheda Automation
Co. Ltd. 6,900 24,678
Eve Energy Co. Ltd. 51,400 354,059
Gaona Aero Material Co. Ltd. 19,200 46,811
Ginlong Technologies Co. Ltd. 9,000 105,756
Hunan Yuneng New Energy
Battery Material Co. Ltd. 16,200 85,897
JL Mag Rare-Earth Co. Ltd. 24,500 50,046
Qingdao TGOOD Electric Co.
Ltd. 29,200 91,268
Shenzhen Inovance
Technology Co. Ltd. 78,600 694,380
Sungrow Power Supply Co. Ltd. 58,080 814,634
Sunwoda Electronic Co. Ltd. 56,200 174,430
Wuxi Lead Intelligent
Equipment Co. Ltd. 39,900 109,191
Xi'an Triangle Defense Co. Ltd. 14,100 56,972
6,386,209
Commercial & Professional Services : 1.0%
Beijing Originwater Technology
Co. Ltd. 82,500 57,132
Centre Testing International
Group Co. Ltd. 57,200 121,280
178,412
Consumer Durables & Apparel : 0.4%
Huali Industrial Group Co. Ltd. 6,200 65,209
Underline
Consumer Services : 0.5%
Songcheng Performance
Development Co. Ltd. 65,100 96,942
Underline
Financial Services : 9.5%
Beijing Compass Technology
Development Co. Ltd. * 10,100 108,081
East Money Information Co.
Ltd. 509,100 1,453,803
Hithink RoyalFlush Information
Network Co. Ltd. 8,100 219,581
1,781,465
Food, Beverage & Tobacco : 4.0%
Wens Foodstuffs Group Co.
Ltd. 220,400 630,401
Yihai Kerry Arawana Holdings
Co. Ltd. 22,900 115,012
745,413
Health Care Equipment & Services : 10.0%
Aier Eye Hospital Group Co.
Ltd. 175,700 394,428
Huaxia Eye Hospital Group Co.
Ltd. 7,100 24,674
Jafron Biomedical Co. Ltd. 18,000 83,381
Lepu Medical Technology
Beijing Co. Ltd. 49,900 93,134
Ovctek China, Inc. 19,900 58,375
Number
of Shares Value
Health Care Equipment & Services
(continued)
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd. 21,600 $ 892,947
Shenzhen New Industries
Biomedical Engineering Co.
Ltd. 13,200 153,934
Sonoscape Medical Corp. 10,200 52,788
Winner Medical Co. Ltd. 7,700 34,648
Winning Health Technology
Group Co. Ltd. 72,000 75,308
1,863,617
Household & Personal Products : 0.7%
By-health Co. Ltd. 40,300 85,068
Yunnan Botanee Bio-
Technology Group Co. Ltd. 5,400 47,486
132,554
Materials : 4.9%
Canmax Technologies Co. Ltd. 24,000 83,742
CNGR Advanced Material Co.
Ltd. 17,100 97,214
Hubei Dinglong Co. Ltd. * 27,900 94,372
Hubei Feilihua Quartz Glass
Co. Ltd. 17,200 104,508
Shandong Sinocera Functional
Material Co. Ltd. 31,900 90,599
Shandong Weifang Rainbow
Chemical Co. Ltd. 3,800 28,853
Shenzhen Capchem
Technology Co. Ltd. 19,600 112,377
Shenzhen Dynanonic Co. Ltd. * 8,600 48,190
Shenzhen Senior Technology
Material Co. Ltd. 49,500 72,049
Sunresin New Materials Co.
Ltd. 10,000 80,568
Weihai Guangwei Composites
Co. Ltd. 21,300 99,487
911,959
Media & Entertainment : 1.9%
Beijing Enlight Media Co. Ltd. 58,400 73,393
Kunlun Tech Co. Ltd. 33,900 180,181
Mango Excellent Media Co. Ltd. 25,200 93,712
347,286
Pharmaceuticals, Biotechnology & Life
Sciences : 8.0%
Anhui Anke Biotechnology
Group Co. Ltd. 45,500 63,356
Betta Pharmaceuticals Co. Ltd. 10,300 67,124
BGI Genomics Co. Ltd. 9,500 63,972
China Resources Boya Bio-
pharmaceutical Group Co.
Ltd. 12,700 65,451
Chongqing Zhifei Biological
Products Co. Ltd. 46,200 218,357
CSPC Innovation
Pharmaceutical Co. Ltd. 15,200 65,731
Hangzhou Tigermed
Consulting Co. Ltd. 21,700 211,896
Hualan Biological Vaccine, Inc. 6,000 17,722

VANECK CHINEXT ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Pharmaceuticals, Biotechnology & Life
Sciences (continued)
Imeik Technology
Development Co. Ltd. 5,580 $ 186,256
Pharmaron Beijing Co. Ltd. 37,700 162,093
Shenyang Xingqi
Pharmaceutical Co. Ltd. 5,100 77,582
Shenzhen Kangtai Biological
Products Co. Ltd. 25,100 69,501
Walvax Biotechnology Co. Ltd. 66,000 137,824
Yili Chuanning Biotechnology
Co. Ltd. 26,100 50,501
Zhejiang Wolwo Bio-
Pharmaceutical Co. Ltd. 11,200 38,654
1,496,020
Semiconductors & Semiconductor
Equipment : 5.0%
Hangzhou Chang Chuan
Technology Co. Ltd. 16,300 87,310
Ingenic Semiconductor Co. Ltd. 11,400 104,630
Konfoong Materials
International Co. Ltd. 7,300 61,875
Risen Energy Co. Ltd. 36,200 70,641
SG Micro Corp. 12,500 168,856
Shenzhen SC New Energy
Technology Corp. 10,100 96,956
Suzhou Maxwell Technologies
Co. Ltd. 5,900 88,593
Wuhan DR Laser Technology
Corp. Ltd. 5,400 45,611
Yangling Metron New Material,
Inc. 6,400 21,243
Yangzhou Yangjie Electronic
Technology Co. Ltd. 11,800 76,090
Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd. 25,000 114,729
936,534
Software & Services : 5.2%
BEIJING E HUALU INFO TECH
A * 19,100 66,111
Beijing Sinnet Technology Co.
Ltd. 55,800 83,300
Number
of Shares Value
Software & Services (continued)
Beijing Ultrapower Software
Co. Ltd. 75,200 $ 132,735
Empyrean Technology Co. Ltd. 7,200 94,763
Isoftstone Information
Technology Group Co. Ltd. 23,000 168,576
Longshine Technology Group
Co. Ltd. 22,700 38,227
Range Intelligent Computing
Technology Group Co. Ltd. 17,700 80,360
Sangfor Technologies, Inc. 9,700 96,515
Thunder Software Technology
Co. Ltd. 14,200 105,473
Wangsu Science & Technology
Co. Ltd. 83,200 110,131
976,191
Technology Hardware & Equipment : 14.7%
Anker Innovations Technology
Co. Ltd. 8,480 101,285
Chaozhou Three-Circle Group
Co. Ltd. 51,200 270,400
Eoptolink Technology, Inc. Ltd. 25,400 472,765
Lens Technology Co. Ltd. 79,000 229,571
Leyard Optoelectronic Co. Ltd. 82,400 61,388
Maxscend Microelectronics
Co. Ltd. 13,700 180,446
Shenzhen Longsys Electronics
Co. Ltd. * 3,800 47,876
Shenzhen Sunway
Communication Co. Ltd. 32,900 108,177
Suzhou TFC Optical
Communication Co. Ltd. 12,340 176,865
Victory Giant Technology
Huizhou Co. Ltd. 23,800 135,143
Wuhan Jingce Electronic Group
Co. Ltd. 7,600 69,394
Yealink Network Technology
Corp. Ltd. 18,600 111,438
Zhongji Innolight Co. Ltd. 35,300 781,719
2,746,467
Total Common Stocks
(Cost: $16,298,547) 18,664,278
Total Investments: 100.0%
(Cost: $16,298,547) 18,664,278
Other assets less liabilities: 0.0% 1,051
NET ASSETS: 100.0% $ 18,665,329
* Non-income producing